Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Employee Benefit Plans
Note 8: Employee Benefit Plans
As of December 31, 2011, the Company sponsored separate defined benefit pension plans for employees of its United Kingdom (U.K.) and German subsidiaries as well as several unfunded defined benefit arrangements for various other employee groups. The U.K. defined benefit pension plan was frozen to new entrants effective June 14, 1996.
Certain of the Company's employees also participate in various domestic employee welfare benefit plans, including medical, dental and prescriptions. Additionally, certain employees based in the United States receive retiree medical, prescription and life insurance benefits. All of the welfare benefit plans, including those providing postretirement benefits, are unfunded.
Total net benefit plan expense (income) associated with the Company's defined benefit pension and postretirement benefit plans consisted of the following:

	Pension Benefits			Postretirement Benefits
(dollars in millions)	2011	2010	2009	2011		2010		2009

Service cost	$3.1	$2.9	$2.7	$	−	$	−	$	−
Interest cost	15.9	15.1	14.1		0.6		0.9		0.5
Expected return on plan assets	(18.2)	(15.8)	(13.3)		−		−		−
Amortization of prior service cost (credit)	–	–	−		(1.3)		(0.9)		(0.9)
Amortization of losses (gains)	5.8	6.7	5.7		(0.9)		(1.2)		(1.9)
Other	0.3	–	0.3		−		−		−

Total net benefit plan expense (income)	$6.9	$8.9	$9.5		$(1.6)		$(1.2)		$(2.3)

Included in accumulated other elements of comprehensive income at December 31, 2011 and 2010 are the following amounts that have not yet been recognized in net periodic benefit plan cost, as well as the amounts that are expected to be recognized in net periodic benefit plan cost during the year ending December 31, 2012:

	December 31, 2011		December 31, 2010		Year Ending December 31, 2012
(dollars in millions)	Before Tax	After Tax	Before Tax	After Tax	Expected Amortization

Pension benefits:
Prior service credit	0.7	0.5	−	−	(0.1)
Actuarial losses, net	$(88.3)	$(65.8)	$(84.6)	$(61.4)	$5.9

Post retirement benefits:
Prior service credit	5.7	3.6	6.9	4.3	(1.3)
Actuarial gains	8.8	5.5	9.0	5.6	(0.9)

	$(73.1)	$(56.2)	$(68.7)	$(51.5)	$3.6

The change in the projected benefit obligation associated with the Company's defined benefit pension plans and the change in the accumulated benefit obligation associated with the Company's postretirement benefit plans was as follows:

	Pension Benefits		Postretirement Benefits
(dollars in millions)	2011	2010	2011	2010

Benefit obligation at beginning of year	$282.4	$274.5	$15.6	$18.3
Service cost	3.1	2.9	−	−
Interest cost	15.9	15.1	0.6	0.9
Plan participants' contributions	1.0	0.9	−	−
Actuarial losses (gains)	7.1	5.8	(0.7)	1.2
Exchange rate changes	(0.2)	(8.5)	−	−
Benefits and expenses paid from plan assets	(12.2)	(8.3)	(1.4)	(1.9)
Plan amendments	(0.7)	−	−	(2.9)
Other	0.7	−	−	−

Benefit obligation at end of year	$297.1	$282.4	$14.1	$15.6

The total accumulated benefit obligation for the Company's defined benefit pension plans was $258.2 million and $244.6 million at December 31, 2011 and 2010, respectively.
The change in the plan assets associated with the Company's defined benefit pension and postretirement benefit plans was as follows:

	Pension Benefits		Postretirement Benefits
(dollars in millions)	2011	2010	2011		2010

Fair value of plan assets at beginning of year	$261.3	$242.2	$	−	$	−
Actual return on plan assets	15.0	24.4		−		−
Company contributions	10.4	9.4		1.4		1.9
Plan participants' contributions	1.0	0.9		−		−
Exchange rate changes	0.1	(7.3)		−		−
Benefits and expenses paid from plan assets	(12.2)	(8.3)		(1.4)		(1.9)
Other	0.3	−		−		−

Fair value of plan assets at end of year	$275.9	$261.3	$	−	$	−

The status of the Company's underfunded defined benefit pension and postretirement benefit plans was as follows:

	Pension Benefits		Postretirement Benefits
	December 31,		December 31,
(dollars in millions)	2011	2010	2011	2010

Underfunded status at end of year:
Current	$(0.2)	$(0.2)	$(1.9)	$(2.2)
Non-current	(21.0)	(20.9)	(12.2)	(13.4)

Underfunded status at end of year	$(21.2)	$(21.1)	$(14.1)	$(15.6)

Actual asset investment allocations for the Company's main defined benefit pension plan in the United Kingdom, which accounts for approximately 97% of total plan assets, were as follows:

	Pension Benefits
	2011	2010

U.K. plan:
Equity securities	53%	54%
Fixed income debt securities, cash and other	47%	46%

In each jurisdiction, the investment of plan assets is overseen by a plan asset committee whose members act as trustees of the plan and set investment policy. For the years ended December 31, 2011 and 2010, the investment strategy has been designed to approximate the performance of market indexes. The Company's targeted allocation for the U.K. plan for 2012 and beyond is approximately 54.4% in equities, 40.7% in fixed income debt securities and 4.9% in real estate and other.
    During 2011, the Company made contributions totaling approximately $10.4 million to the assets of its various defined benefit pension plans. Contributions to plan assets for 2012 are currently expected to approximate $9.6 million assuming no change in the current discount rate or expected investment earnings.
The assets of the Company's pension plans are generally invested in debt and equity securities or mutual funds, which are valued based on quoted market prices for an individual asset (level 1 market inputs) or mutual fund unit values, which are based on the fair values of the individual securities that the fund has invested in (level 2 observable market inputs).  A small portion of the assets are invested in insurance contracts, real estate and other investments, which are valued based on level 3 unobservable inputs.

The fair values of the Company's pension plan assets by asset category at December 31, 2011 and 2010 were as follows:

	Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1)		Fair Value Based on Significant Other Observable Inputs (Level 2)		Fair Value Based on Significant Unobservable Inputs (Level 3)		Total
(dollars in millions)	2011	2010	2011	2010	2011	2010	2011	2010

Cash and cash equivalents	$1.9	$10.2	$–	$–	$–	$–	$1.9	$10.2
Equity securities:
US equities	–	–	58.3	52.7	–	–	58.3	52.7
Non-U.S. equities	–	37.3	82.3	47.4	–	–	82.3	84.7
Bonds:
Non-US government bonds	–	–	89.9	21.0	–	–	89.9	21.0
Non-US corporate bonds	–	–	23.8	74.4	–	–	23.8	74.4
Alternative investments:
Insurance contracts	–	–	–	–	8.0	7.3	8.0	7.3
Real estate and other	–	–	–	–	11.7	11.0	11.7	11.0
Total assets	$1.9	$47.5	$254.3	$195.5	$19.7	$18.3	$275.9	$261.3

Changes in the fair value of pension plan assets determined based on level 3 unobservable inputs were as follows:

	Year Ended December 31,
(dollars in millions)	2011	2010
Balance at beginning of the year	$18.3	$9.3
Purchases/Sales, net	0.7	10.6
Actual return on plan assets	0.9	1.3
Reclassification of plan assets to Level 2	–	(2.1)
Currency impact	(0.2)	(0.8)
Balance at end of the year	$19.7	$18.3

The weighted-average assumptions associated with the Company's defined benefit pension and postretirement benefit plans were as follows:

	Pension Benefits		Postretirement Benefits
	2011	2010	2011	2010

Assumptions related to net benefit costs:
U.S. plans:
Discount rate	4.10%	5.03%	4.10%	5.03%
Health care cost trend rate	–	–	9.0%	9.0%
Measurement date	1/1/2011	1/1/2010	1/1/2011	1/1/2010

Foreign plans:
Discount rate	5.50%	5.50-5.75%	–	–
Expected return on plan assets	4.75-6.75%	5.50-6.75%	–	–
Rate of compensation increase	3.00-4.50%	3.00-4.50%	–	–
Measurement date	1/1/2011	1/1/2010	–	–

Assumptions related to end-of-period benefit obligations:
U.S. plans:
Discount rate	3.50%	4.10%	3.50%	4.10%
Health care cost trend rate	–	–	9.0%	9.0%
Measurement date	12/31/2011	12/31/2010	12/31/2011	12/31/2010

Foreign plans:
Discount rate	5.00-5.75%	5.50%	–	–
Rate of compensation increase	3.00-4.25%	3.00-4.50%	–	–
Measurement date	12/31/2011	12/31/2010	–	–

The Company's discount rate assumptions for its U.S. postretirement benefits plan and its U.K. and German defined benefit pension plans are based on the average yield of a hypothetical high quality bond portfolio with maturities that approximately match the estimated cash flow needs of the plans.
The assumptions for expected long-term rates of return on assets are based on historical experience and estimated future investment returns, taking into consideration anticipated asset allocations, investment strategies and the views of various investment professionals.
The rate of compensation increase assumption for foreign plans reflect local economic conditions and the Company's compensation strategy in those locations.
The health care cost trend rate is assumed to decrease gradually from 9% to 5% by 2019 and remain at that level thereafter. A one-percentage-point increase or decrease in the assumed health care cost trend rate does not have a material impact on the service and interest cost components in 2011 or the postretirement benefit obligation as of December 31, 2011.

Year-end amounts applicable to the Company's pension plans with projected benefit obligations in excess of plan assets and accumulated benefit obligations in excess of plan assets were as follows:

	Projected Benefit Obligation in Excess of Plan Assets		Accumulated Benefit Obligation in Excess of Plan Assets
	at December 31,		at December 31,
(dollars in millions)	2011	2010	2011	2010

Fair value of applicable plan assets	$275.9	$261.3	$11.2	$9.8
Projected benefit obligation of applicable plans	$297.1	$282.4	–	–
Accumulated benefit obligation of applicable plans	–	–	$20.7	$18.3

Future expected benefit payments are as follows:

(dollars in millions)	Pension Benefits	Postretirement Benefits

Year ended December 31:
2012	$12.3	$1.9
2013	$12.6	$1.8
2014	$12.9	$1.6
2015	$13.2	$1.5
2016	$13.5	$1.3
2017 - 2021	$72.3	$4.8

The Company's United States-based employees who are not covered by a bargaining unit and certain others are also eligible to participate in the Cameron International Corporation Retirement Savings Plan. Under this plan, employees' savings deferrals are partially matched in cash and invested at the employees' discretion. The Company provides nondiscretionary retirement contributions to the Retirement Savings Plan on behalf of each eligible employee equal to 3% of their defined pay.  Eligible employees vest in the 3% retirement contributions plus any earnings after completing three years of service.  In addition, the Company provides an immediately vested matching contribution of up to 100% of the first 6% of pay contributed by each eligible employee.  Employees may contribute amounts in excess of 6% of their pay to the Retirement Savings Plan, subject to certain United States Internal Revenue Service limitations. The Company's expense under this plan for the years ended December 31, 2011, 2010 and 2009 amounted to $30.2 million, $25.9 million and $20.6 million, respectively. In addition, the Company provides savings or other benefit plans for employees under collective bargaining agreements and, in the case of certain international employees, as required by government mandate, which provide for, among other things, Company matching contributions in cash based on specified formulas. Expense with respect to these various defined contribution and government-mandated plans for the years ended December 31, 2011, 2010 and 2009 amounted to $57.9 million, $41.9 million and $34.3 million, respectively.